Segmental analysis - Narrative (Details)	12 Months Ended
	Mar. 31, 2020 GBP (£) segment	Mar. 31, 2019 GBP (£)	Mar. 31, 2018 GBP (£)
Disclosure of operating segments [line items]
Number of operating segments | segment	3
Operating profit/(loss) from continuing operations	£ 2,780,000,000	£ 2,870,000,000	£ 3,493,000,000
UK
Disclosure of operating segments [line items]
Operating profit/(loss) from continuing operations	1,915,000,000	1,422,000,000	1,840,000,000
Total non-current assets other than financial instruments and pension assets	31,780,000,000	30,072,000,000	20,816,000,000
US
Disclosure of operating segments [line items]
Operating profit/(loss) from continuing operations	865,000,000	1,448,000,000	1,653,000,000
Total non-current assets other than financial instruments and pension assets	25,867,000,000	21,787,000,000	27,663,000,000
UK Electricity Transmission | Operating segments
Disclosure of operating segments [line items]
Operating profit/(loss) from continuing operations	1,316,000,000	778,000,000	1,041,000,000
UK Gas Transmission | Operating segments
Disclosure of operating segments [line items]
Operating profit/(loss) from continuing operations	347,000,000	267,000,000	487,000,000
US Regulated | Operating segments
Disclosure of operating segments [line items]
Operating profit/(loss) from continuing operations	880,000,000	1,425,000,000	1,734,000,000
NG Ventures and Other | Unallocated amounts
Disclosure of operating segments [line items]
Operating profit/(loss) from continuing operations	237,000,000	400,000,000	231,000,000
Exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit/(loss) from continuing operations	(527,000,000)	(572,000,000)	36,000,000
Exceptional items and remeasurements | UK Electricity Transmission | Operating segments
Disclosure of operating segments [line items]
Operating profit/(loss) from continuing operations	(4,000,000)	(237,000,000)	0
Exceptional items and remeasurements | UK Gas Transmission | Operating segments
Disclosure of operating segments [line items]
Operating profit/(loss) from continuing operations	(1,000,000)	(36,000,000)	0
Exceptional items and remeasurements | US Regulated | Operating segments
Disclosure of operating segments [line items]
Operating profit/(loss) from continuing operations	(517,000,000)	(299,000,000)	36,000,000
Exceptional items and remeasurements | NG Ventures and Other | Unallocated amounts
Disclosure of operating segments [line items]
Operating profit/(loss) from continuing operations	£ (5,000,000)	£ 0	£ 0